Earnings per share (Tables)	12 Months Ended
Dec. 31, 2015
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted
Basic and diluted weighted average shares outstanding and earnings per share were as follows:

	Twelve Months Ended December 31,
(in millions)	2015	2014	2013

Earnings per share - basic
Earnings available to common shareholders	$5.9	$(12.5)	$(35.1)
Weighted average shares outstanding	165.3	147.3	146.4
Earnings per share - basic	$0.04	$(0.09)	$(0.24)

Earnings per share - diluted
Earnings available to common shareholders	$5.9	$(12.5)	$(35.1)

Weighted average shares outstanding	165.3	147.3	146.4
Dilutive impact of stock based awards	1.5	—	—
Weighted average dilutive shares outstanding	166.8	147.3	146.4
Earnings per share - diluted	$0.04	$(0.09)	$(0.24)